COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

March 1, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Absolute Return Currency and Income Fund

Columbia Contrarian Asia Pacific Fund

Columbia Contrarian Europe Fund

Columbia Global Bond Fund

Columbia Select Global Equity Fund

Columbia Seligman Global Technology Fund

Post-Effective Amendment No. 176
File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 176 (Amendment). This Amendment was filed electronically on February 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II